Accounts Receivable, Net - Summary of Accounts Receivable, Net (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 28, 2014	Dec. 28, 2013	Dec. 29, 2012	Jun. 28, 2014 Continental Cement Company, L.L.C. [Member]	Dec. 28, 2013 Continental Cement Company, L.L.C. [Member]	Dec. 31, 2012 Continental Cement Company, L.L.C. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade accounts receivable	$ 131,026	$ 85,188	$ 88,637
Retention receivables	14,185	15,966	13,181
Receivables from related parties	1,262	202	1,871
Accounts receivable	146,473	101,356	103,689	15,083	7,383	10,052
Less: Allowance for doubtful accounts	(2,705)	(2,019)	(3,391)	(244)	(30)	(128)
Accounts receivable, net	143,768	99,337	100,298	14,839	7,353	9,924
Trade accounts receivable from unaffiliated entities				13,455	6,961	8,859
Trade accounts receivable from related parties				$ 1,628	$ 422	$ 1,193